UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares	Additional Paid-in Capital	Statutory Reserves	(Accumulated Deficits) Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Total
Balance at the beginning at Dec. 31, 2023	$ 14,731	$ 41,564,418	$ 898,133	$ 3,412,457	$ (3,529,628)	$ 42,360,111
Balance at the beginning (in shares) at Dec. 31, 2023	1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(1,740,418)		(1,740,418)
Foreign currency translation adjustments					(930,102)	(930,102)
Balance at the end at Jun. 30, 2024	$ 14,731	41,564,418	898,133	1,672,039	(4,459,730)	39,689,591
Balance at the end (in shares) at Jun. 30, 2024	1,534,487
Balance at the beginning at Dec. 31, 2024	$ 14,731	41,564,418	898,133	(23,458,777)	(4,194,747)	$ 14,823,758
Balance at the beginning (in shares) at Dec. 31, 2024	1,534,487					1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(4,175,903)		$ (4,175,903)
Foreign currency translation adjustments					250,227	250,227
Balance at the end at Jun. 30, 2025	$ 14,731	$ 41,564,418	$ 898,133	$ (27,634,680)	$ (3,944,520)	$ 10,898,082
Balance at the end (in shares) at Jun. 30, 2025	1,534,487					1,534,487